EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS / (LOSS) PER SHARE
EARNINGS / (LOSS) PER SHARE

	Years ended December 31,
In thousands of USD, except for the per share data	2020	2021	2022
Profit / (loss) attributable to ordinary equity shareholders of the Group	(55,826)	82,643	(60,366)
Weighted average number of ordinary shares outstanding (thousand shares)	12,662,126	12,662,126	12,662,126
Basic earnings / (loss) per share (In USD)	(0.00)	0.01	(0.00)

Profit / (loss) attributable to ordinary equity shareholders of the Group	(55,826)	82,643	(60,366)
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt	—	1,223	—
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	(55,826)	83,866	(60,366)

Weighted average number of ordinary shares outstanding (thousand shares)	12,662,126	12,662,126	12,662,126
Adjusted for:
- Assumed conversion of convertible debt	—	210,681	—
- Assumed exercise of share awards	—	104,370	—
Weighted average number of shares outstanding for diluted EPS (thousand shares)	12,662,126	12,977,177	12,662,126

Diluted earnings / (loss) per share (In USD)	(0.00)	0.01	(0.00)